Leases (Details) - Schedule of Operating ROU Assets and Lease Liabilities - USD ($)	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Operating ROU:
ROU assets – supermarket leases	$ 22,010,209	$ 22,517,925	$ 15,895,258
ROU assets – copier leases	26,328	27,265
Total operating ROU assets	22,036,537	22,545,190	15,895,258
Operating lease obligations:
Current operating lease liabilities	1,780,559	1,761,182	1,065,852
Non-current operating lease liabilities	22,251,277	22,711,760	$ 16,552,469
Total lease liabilities	$ 24,031,836	$ 24,472,942